Foreign Exchange Gains and Losses - Summary of Information about Foreign Exchange Gains and Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Foreign Exchange Gains And Losses [Abstract]
Foreign exchange gains (losses), net	$ (141)	$ 145	$ 1,191